UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Private Client Services Funds
(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

Courtney R. Taylor
Capital Research and Management Company
6455 Irvine Center Drive
Irvine, California 92618
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital Core Municipal Fund
Capital Short-Term Municipal Fund
Capital California Core Municipal Fund
Capital California Short-Term Municipal Fund
Capital Core Bond Fund

Semi-annual report for the period from April 13, 2010 through April 30, 2010 (unaudited)

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Capital Private Client Services Funds
Investment Adviser’s Report
April 30, 2010

Dear Shareholder:

We’d like to take this opportunity to welcome you to the Capital Private Client Services Funds. Perhaps now more than ever, we believe it’s essential for clients to hold a broadly diversified bond portfolio. That’s a primary reason we started this series of funds.

All five funds—Capital Core Municipal Bond Fund, Capital Short-Term Municipal Bond Fund, Capital California Municipal Bond Fund, Capital California Short-Term Municipal Bond Fund and Capital Core Bond Fund—are managed by a highly experienced team of fixed-income managers.

Because the funds only have a few weeks of operating history, it would not be meaningful to discuss results for the period ended April 30, 2010. Nevertheless, we would like to offer several observations about the market in general and discuss how we are positioning fund portfolios right now.

The bond market has remained relatively strong despite concerns about the potential for rising interest rates. Though the Federal Reserve recently raised the discount rate it charges banks for emergency loans, from 0.50% to 0.75%, it reiterated that this move does not signal an imminent shift to tighter monetary policy. As a result, fixed-income yields have remained close to historical lows, especially on the short end.

Much of the pricing strength has been the result of unprecedented demand for bonds, coming largely from investors who remain skittish about stocks after suffering steep losses during the credit crisis.

Despite ongoing budgetary challenges for state and local governments, municipal bonds have more than held their own. Studies show that 48 states now face major budget shortfalls for fiscal year 2010 because tax revenues have declined with the overall economy. Governments are responding by increasing taxes and hiking various fees. At the same time, they are reducing spending, cutting education and laying off employees.

In our view, the likely fallout will be continued strong issuance of municipal debt, a bifurcation along the credit-quality fault line and ever-higher taxes. The near certainty of tax hikes actually bodes well for continued strong demand in the municipal market because investor appetite for tax-exempt income is bound to grow.

We are concentrating on general obligation and essential-service issues with reliable and identifiable revenue streams in the Capital Core Municipal Bond Fund, Capital Short-Term Municipal Bond Fund, Capital California Municipal Bond Fund and Capital California Short-Term Municipal Bond Fund. Meanwhile, the Core Bond Fund, which primarily holds corporate and taxable government securities, emphasizes high-quality issues backed by strong balance sheets.

Given the current environment, we have been shortening maturities across the board to help achieve one of our primary goals—protecting your capital.

We appreciate the trust you have placed in the Capital Private Client Services Funds and look forward to discussing the portfolios with you in greater detail in future shareholder reports.

Sincerely yours,

Michael D. Beckman	John R. Queen
President	Senior Vice President and Portfolio Manager

Capital Core Municipal Fund
Schedule of Investments April 30, 2010 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 59.97%
Alabama - 1.68%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	$1,000	$1,130.84%
5.00%, 05/01/17	1,000	1,127.84

		2,257	1.68

Arizona - 1.11%
Arizona School Facs. Board, School Imps. Misc. Rev. Bonds, 5.25%, 07/01/14	1,355	1,485	1.11

		1,485	1.11

California - 4.47%
California State Dept. of Water Resources, Energy Resources Auth. Rev. Bonds, Subseries G-11, 5.00%, 05/01/18	1,665	1,914	1.43
City of Los Angeles, Solid Waste Disposal Rev. Ref. Bonds, Series A, 5.00%, 06/01/27	1,000	1,041.78
State of California, G.O. Sales Tax Preref. Rev. Bonds, Series A, 5.00%, 07/01/15	2,650	3,038	2.26

		5,993	4.47

Connecticut - 1.94%
State of Connecticut, G.O. Public Imps. Property Tax Bonds, Series A:
5.00%, 04/01/15	1,525	1,751	1.31
5.375%, 04/15/20	775	847.63

		2,598	1.94

Delaware - 1.11%
State of Delaware, G.O. Public Imps. General Fund, Property Tax Bonds, Series D, 5.00%, 09/01/13	1,325	1,496	1.11

		1,496	1.11

District of Columbia - 1.05%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 12/01/23	1,250	1,407	1.05

		1,407	1.05

Florida - 6.11%
Citizens Property Insurance Corp, Misc. Rev. Bonds, Series A-1, 5.25%, 06/01/17	2,000	2,101	1.57
Florida State Board of Education, G.O. Misc. Rev. Ref. Bonds, Series 2008 C, 5.00%, 06/01/22	2,000	2,234	1.67
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Bonds, Series B, 5.00%, 07/01/19	1,450	1,601	1.19
Orlando Utilities Commission, Multiple Utilities Rev. Ref. Bonds, Series C:
5.00%, 10/01/13	1,000	1,119.83
5.00%, 10/01/17	1,000	1,141.85

		8,196	6.11

	Principal amount (000)	Market value (000	Percent of net assets
Bonds & notes—continued
Georgia - 4.89%
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	$2,000	$2,010	1.50%
Municipal Electric Auth. of Georgia, Energy Resources Auth. Rev. Ref. Bonds, Series A:
3.00%, 11/01/12	500	521.39
5.00%, 11/01/19	1,000	1,114.83
State of Georgia, G.O. Property Tax Ref. Bonds, Series I, 5.00%, 07/01/21	2,000	2,370	1.76
Thomasville Hospital Auth. Rev. Bonds, 3.25%, 11/01/14	540	550.41

		6,565	4.89

Illinois - 4.70%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A:
4.00%, 01/01/13	1,200	1,265.95
4.00%, 01/01/17	1,675	1,719	1.28
Illinois State Toll Highway Auth., Highway Imps., Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,128.84
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,186	1.63

		6,298	4.70

Massachusetts - 1.76%
Massachusetts Bay Transportation Auth., Transit Rev. Ref. Bonds, Series B, 5.25%, 07/01/23	2,000	2,368	1.76

		2,368	1.76

New Jersey - 6.14%
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,068.80
5.00%, 12/15/17	2,000	2,221	1.66
New Jersey Higher Education Assistance Auth., Student Loan Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	1,000	1,104.82
5.00%, 12/01/17	1,420	1,546	1.15
New Jersey Transportation Trust Fund Auth., Transit Rev. Ref. Bonds, Series A, 5.50%, 12/15/15	2,000	2,291	1.71

		8,230	6.14

New York - 5.14%
City of New York, G.O. Property Tax Ref. Bonds, Series G, 5.00%, 08/01/22	2,000	2,166	1.61
Long Island Power Auth., Energy Resources Auth. Rev. Ref. Bonds, Series F, 5.00%, 05/01/16	1,830	2,033	1.52
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	2,460	2,695	2.01

		6,894	5.14

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Ohio - 3.06%
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	$800	$866.65%
5.00%, 09/01/19	2,000	2,147	1.60
5.00%, 09/01/20	1,030	1,094.81

		4,107	3.06

Pennsylvania - 3.92%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,336	2.49
Philadelphia School Dist., G.O. School Imps. Property Tax Rev. Bonds, Series A, 5.00%, 06/01/15	1,745	1,917	1.43

		5,253	3.92

Rhode Island - 0.40%
Rhode Island Clean Water Fin. Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/12	500	538.40

		538.40

South Carolina - 1.71%
State of South Carolina, G.O. Econ. Imps. Property Tax Bonds, Series B, 5.00%, 04/01/23	2,000	2,291	1.71

		2,291	1.71

Texas - 5.79%
City of San Antonio, Energy Resources Auth. Rev. Ref. Bonds, 5.00%, 02/01/17	2,000	2,293	1.71
County of Harris, Highway Tolls Imps. Property Tax Rev. Ref. Bonds, 5.375%, 08/15/24	900	995.74
Lower Colorado River Auth., Energy Resources Auth. Rev. Ref. Bonds, 5.00%, 05/15/18	1,000	1,112.83
University of Texas, University & College Imps. Rev. Ref. Bonds, Series B, 5.00%, 08/15/22	3,000	3,368	2.51

		7,768	5.79

Virginia - 2.52%
Virginia Public School Auth., School Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/11	1,000	1,030.77
Virginia Resources Auth., Misc. Purpose Water Rev. Bonds, Series B, 5.00%, 10/01/23	2,055	2,347	1.75

		3,377	2.52

Washington - 1.25%
Snohomish County Public Utility Dist. No. 1, Rev. Ref. Bonds, 5.00%, 12/01/13	1,500	1,681	1.25

		1,681	1.25

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Wisconsin - 1.22%
Wisconsin Health & Educational Facs. Auth., Health Care Facs. Imps Rev.Bonds, Series A, 5.00%, 06/01/18	$1,500	$1,632	1.22%

		1,632	1.22

Total bonds & notes (cost: $ 79,966)		80,434	59.97

Short-term securities - 46.30%
State of California, California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 0.25%, 09/01/281	2,000	2,000	1.49
State of California, Southern California, Metropolitan Water Dist. Rev. Ref. Bonds, Series C, 0.30%, 10/01/291	6,200	6,200	4.62
State of Connecticut Health & Educational Fac. Auth., University & College Imps. Rev. Bonds, Series V-2, 0.21%, 07/01/361	4,445	4,445	3.31
State of Florida, Jacksonville Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.29%, 08/15/331	1,000	1,000.75
State of Florida, JEA, Energy Resources Auth. Rev. Ref. Bonds, Series 3 C-2, 0.27%, 10/01/341	4,200	4,200	3.13
State of Illinois, City of Chicago G.O. Neighborhoods Alive, Public Imps. Property Tax Rev. Bonds, Series B-3, 0.28%, 01/01/371	2,800	2,800	2.09
State of Kentucky, Trimble County, Public Imps. Lease Rev. Bonds, Series A, 0.25%, 12/01/381	4,800	4,800	3.58
State of Louisiana, East Baton Rouge Parish, Pollution Control Rev. Bonds, 0.20%, 11/01/191	1,000	1,000.75
State of Minnesota, G.O. City of Minneapolis, Public Imps. Property Tax Bonds, 0.30%, 12/01/321	5,280	5,280	3.94
State of Missouri, St. Louis University, Health & Educational Facs. Auth., College & University Rev. Ref. Bonds, Series A-2, 0.27%, 10/01/351	3,900	3,900	2.91
State of Missouri, St. Louis University, Health & Educational Facs. Auth., College & University Rev. Ref. Bonds, Series B-2, 0.27%, 10/01/351	2,245	2,245	1.67
State of New York, New York City Transitional Fin. Auth., Public Imps. Rev. Ref. Bonds, Subseries C-5, 0.23%, 08/01/311	2,000	2,000	1.49
State of New York, University of Rochester Dormitory Auth., University & College Imps. Rev. Bonds, Series C, 0.29%, 07/01/331	2,700	2,700	2.01
State of North Carolina, Charlotte-Mecklenburg Hospital Auth., Health Care Facs. Rev. Ref. Bonds, Series H, 0.27%, 01/15/451	4,000	4,000	2.98
State of Texas, San Antonio Education Facs. Corp., University & College Imps. Rev. Bonds, 0.32%, 12/01/271	5,000	5,000	3.73
State of West Virginia, Marshall County, Pollution Control Industrial Rev. Bonds, 0.20%, 12/01/201	3,000	3,000	2.24
State of Wyoming, Sublette County, Pollution Control Industrial Rev. Bonds, 0.20%, 11/01/141	2,400	2,400	1.79
State Street Institutional Investment Trust Money Market Fund, 0.11%, 01/01/501	5,120	5,120	3.82

Total short-term securities (cost: $ 62,090)		62,090	46.30

Total investment securities (cost: $142,056)		142,524	106.27
Other assets less liabilities		(8,407)	(6.27)

Net assets		$134,117	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
Auth.	= Authority
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Fac.	= Facility
Facs.	= Facilities
Fin.	= Finance
Fncg.	= Financing
G.O.	= General Obligation
Imps.	= Improvements
Misc.	= Miscellaneous
Preref.	= Prerefunded
Redev	= Redevelopment
Ref.	= Refunding
Rev.	= Revenue

See Notes to Financial Statements

Capital Short-Term Municipal Fund
Schedule of Investments April 30, 2010 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 51.41%
Alabama - 2.59%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,131	2.59%

		1,131	2.59

Arizona - 1.01%
Arizona School Facs. Board, School Imps. Misc. Rev. Bonds, 5.25%, 07/01/14	400	439	1.01

		439	1.01

California - 1.97%
State of California, G.O. Sales Tax Preref. Rev. Bonds, Series A, 5.00%, 07/01/15	750	860	1.97

		860	1.97

Colorado - 1.22%
Colorado Health Fac. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2, 4.00%, 10/01/401	500	533	1.22

		533	1.22

Connecticut - 1.62%
State of Connecticut, G.O. Public Imps. Property Tax Bonds, Series A, 5.00%, 04/01/15	425	488	1.12
State of Connecticut, G.O. School Imps. Property Tax Bonds, Series A, 5.375%, 04/15/20	200	218.50

		706	1.62

Delaware - 1.04%
State of Delaware, G.O. Public Imps. General Fund, Property Tax Bonds, Series D, 5.00%, 09/01/13	400	452	1.04

		452	1.04

Florida - 3.73%
Citizens Property Insurance Corp., High-Risk Account Secured Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/14	1,000	1,058	2.43
Orlando Utilities Commission, Multiple Utilities Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	568	1.30

		1,626	3.73

Georgia - 1.67%
Municipal Electric Auth. of Georgia, Energy Resources Auth. Rev. Ref. Bonds, Series A, 3.00%, 11/01/11	500	515	1.18
Thomasville Hospital Auth., Rev. Bonds, 3.00%, 11/01/13	210	214.49

		729	1.67

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Illinois - 3.22%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A:
4.00%, 01/01/13	$350	$369.85%
4.00%, 01/01/16	1,000	1,035	2.37

		1,404	3.22

New Jersey - 6.45%
New Jersey Econ. Dev. Auth., School Fac. Construction Lease Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,116	2.56
New Jersey Higher Education Assistance Auth., Student Loan Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	552	1.26
New Jersey Transportation Trust Fund Auth., Transit Rev. Ref. Bonds, Series A, 5.50%, 12/15/15	1,000	1,146	2.63

		2,814	6.45

New York - 3.92%
Long Island Power Auth., Energy Resources Auth. Rev. Ref. Bonds, Series F, 5.00%, 05/01/16	1,000	1,111	2.54
New York State Dormitory Auth., Health Care Facs. Imps. Rev. Bonds, 5.00%, 02/15/13	350	384.88
New York State Dormitory Auth., University & College Imps. Rev. Bonds, 4.00%, 07/01/13	200	217.50

		1,712	3.92

Ohio - 3.78%
County of Allen, Health Care Imps., Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,101	2.52
5.00%, 09/01/15	500	549	1.26

		1,650	3.78

Pennsylvania - 5.07%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	1,000	1,112	2.55
Philadelphia School Dist., G.O. School Imps. Property Tax Rev. Bonds, Series A, 5.00%, 06/01/15	1,000	1,098	2.52

		2,210	5.07

Rhode Island - 1.23%
Rhode Island Clean Water Fin. Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/12	500	538	1.23

		538	1.23

Texas - 5.12%
County of Harris, Highway Tolls Imps. Property Tax Rev. Ref. Bonds, 5.375%, 08/15/24	500	553	1.27
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas
Lower Colorado River Auth., Energy Resources Auth. Rev. Ref. Bonds, 5.00%, 05/15/15	$500	$559	1.28%
University of Texas, University & College Imps. Rev. Ref. Bonds, Series B, 5.00%, 08/15/22	1,000	1,122	2.57

		2,234	5.12

Virginia - 1.97%
Virginia Commonwealth Transportation Board, Highway Imps. Government Grant Rev. Bonds, 5.00%, 09/27/12	500	550	1.26
Virginia Public School Auth., School Imps. Misc. Rev. Bonds, Series A, 3.00%, 08/01/11	300	309.71

		859	1.97

Washington - 3.89%
Snohomish County Public Utility Dist. No. 1, Rev. Ref. Bonds:
5.00%, 12/01/13	500	561	1.28
5.00%, 12/01/15	1,000	1,138	2.61

		1,699	3.89

Wisconsin - 1.91%
Wisconsin Health & Educational Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 3.00%, 06/01/12	810	835	1.91

		835	1.91

Total bonds & notes (cost: $ 22,357)		22,431	51.41

Short-term securities - 26.79%
State of Alaska, City of Valdez, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series C, 0.22%, 12/01/331	1,700	1,700	3.89
State of California, Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series C, 0.27%, 11/01/381	1,000	1,000	2.29
State of Florida, JEA, Energy Resources Auth. Rev. Ref. Bonds, Series 3 D-1, 0.29%, 10/01/361	1,000	1,000	2.29
State of Missouri, Health & Educational Facs. Auth., University & College Imps. Rev. Ref. Bonds, Series C, 0.27%, 09/01/301	1,700	1,700	3.89
State of New Hampshire, Health & Education Facs. Auth. Rev. Ref. Bonds, Series B, 0.25%, 06/01/411	1,700	1,700	3.90
State of Ohio, University & College Rev. Ref. Bonds, Series B-1, 0.25%, 12/01/441	1,700	1,700	3.90
State of Tennessee, Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.27%, 07/01/381	1,400	1,400	3.21
State Street Institutional Investment Trust Money Market Fund, 0.11%, 01/01/50	1,492	1,492	3.42

Total short-term securities (cost: $ 11,692)		11,692	26.79

		Market value (000)	Percent of net assets
Total investment securities (cost: $34,049)		$34,123	78.20%
Other assets less liabilities		9,513	21.80

Net assets		$43,636	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
Auth.	= Authority
Dev.	= Development
Dist.	= District
Econ.	= Economic
Fac.	= Facility
Facs.	= Facilities
Fin.	= Finance
Fncg.	= Financing
G.O.	= General Obligation
Imps.	= Improvements
Misc.	= Miscellaneous
Preref.	= Prerefunded
Ref.	= Refunding
Rev.	= Revenue

See Notes to Financial Statements

Capital California Core Municipal Fund
Schedule of Investments April 30, 2010 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 53.72%
California - 51.10%
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 10/01/22	$770	$808	1.21%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/21	1,000	1,045	1.56
5.375%, 07/01/21	1,500	1,561	2.33
California State Dept. of Water Resources, Energy Resources Auth. Rev. Bonds, Series A, 5.125%, 05/01/19	500	549.82
California State Dept. of Water Resources, Energy Resources Auth. Rev. Bonds, Subseries G-11, 5.00%, 05/01/18	2,000	2,299	3.43
California State Dept. of Water Resources, Water Rev. Ref. Bonds, Series AE, 5.00%, 12/01/22	1,010	1,132	1.69
California State Public Works Board, Health Care Facs. Imps. Lease Bonds, Series E, 5.00%, 04/01/15	1,315	1,467	2.19
California State Public Works Board, Public Imps. Lease Bonds, Series C-1, 5.00%, 03/01/19	1,000	1,108	1.65
California State Public Works Board, Public Imps. Lease Bonds, Subseries A-1, 5.00%, 03/01/14	1,000	1,085	1.62
California State Public Works Board, University & College Imps. Lease Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,426	2.13
California Statewide Communities Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 07/01/16	1,000	1,113	1.66
California Statewide Communities Dev. Auth., Misc. Rev. Bonds, 4.00%, 06/15/13	875	927	1.38
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	2,000	2,054	3.07
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B:
5.00%, 05/15/13	1,250	1,387	2.07
5.00%, 05/15/16	555	633.94
5.00%, 05/15/20	500	567.85
City of Los Angeles, Solid Waste Disposal Rev. Ref. Bonds, Series A, 5.00%, 06/01/27	1,000	1,041	1.55
Los Angeles Unified School Dist., G.O. School Imps. Property Tax Bonds, Series A, 5.00%, 01/01/28	500	561.84
Los Angeles Unified School Dist., G.O. School Imps. Property Tax Bonds, Series D, 5.625%, 07/01/18	2,000	2,018	3.01
San Diego County Water Auth., Certs. of Part. Water Rev. Ref. Bonds, Series 2008 A, 5.00%, 05/01/14	560	632.94
San Diego Public Facs. Fncg. Auth., Solid Waste Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	1,000	1,105	1.65
San Jose Redevelopment Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	500	510.76
San Mateo County Community College Dist., Certs. of Part. University & College Imps. Lease Bonds, 5.25%, 10/01/20	1,000	1,164	1.74
State of California, G.O. Public Imps. General Fund Bonds, 5.00%, 04/01/13	1,160	1,267	1.89
State of California, G.O. Public Imps. Property Tax Bonds:
5.00%, 02/01/33	2,000	2,270	3.39
5.30%, 04/01/29	700	807	1.20
	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California
State of California, G.O. Sales Tax Rev. Bonds, Series A:
5.00%, 07/01/15	$1,100	$1,261	1.88%
5.00%, 07/01/17	750	851	1.27
5.25%, 07/01/21	960	1,077	1.61
State of California, G.O. Sales Tax Rev. Bonds, Series B, 5.00%, 07/01/231	500	519.77

		34,244	51.10

District of Columbia - 1.26%
Dist. of Columbia, Income Tax Rev. Ref. Bonds, Series A, 5.00%, 12/01/23	750	844	1.26

		844	1.26

Virginia - 1.36%
Virginia Commonwealth Transportation Board, Highway Imps. Government Grant Rev. Bonds, 5.00%, 09/27/12	825	908	1.36

		908	1.36

Total bonds & notes (cost: $ 35,798)		35,996	53.72

Short-term securities - 33.63%
State of California, Communities Dev. Auth., Misc. Rev. Bonds, 0.25%, 07/01/341	1,100	1,100	1.64
State of California, Communities Dev. Auth., Series C, 0.21%, 08/15/271	2,500	2,500	3.73
State of California, Dept. of Water Resources, Energy Resources Auth. Rev. Bonds, Series B-1, 0.24%, 05/01/221	500	500.75
State of California, G.O. Series C-3, 0.23%, 07/01/231	1,000	1,000	1.49
State of California, Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series C, 0.27%, 11/01/381	2,000	2,000	2.99
State of California, Infrastructure & Econ. Dev. Bank, Energy Resources Auth. Rev. Ref. Bonds, 0.23%, 11/01/261	2,220	2,220	3.31
State of California, Irvine Ranch Water Dist. G.O., Water Utilities Imps. Property Tax Bonds, Series B, 0.24%, 10/01/411	2,000	2,000	2.99
State of California, Metropolitan Water Dist. of Southern California, Series A-1, 0.28%, 07/01/371	2,500	2,500	3.73
State of California, Municipal Fin. Auth., Resource Recovery Rev. Ref. Bonds, 0.22%, 06/01/251	1,000	1,000	1.49
State of California, Pollution Control Fncg. Auth., G.O. Industrial Rev. Ref. Bonds, 0.24%, 01/01/431	2,900	2,900	4.33
State of California, Pollution Control Fncg. Auth., Industrial Rev. Ref. Bonds, 0.20%, 12/01/121	2,300	2,300	3.43
State Street Institutional Investment Trust Money Market Fund, 0.11%, 01/01/501	2,514	2,514	3.75

Total short-term securities (cost: $ 22,534)		22,534	33.63

		Market value (000)	Percent of net assets
Total investment securities (cost: $58,332)		$58,530	87.35%
Other assets less liabilities		8,478	12.65

Net assets		$67,008	100.00%

1			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
Auth.	= Authority
Certs. Of Part.	= Certificates of participation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Fac.	= Facility
Facs.	= Facilities
Fin.	= Finance
Fncg.	= Financing
Imps.	= Improvements
Misc.	= Miscellaneous
Ref.	= Refunding
Rev.	= Revenue

See Notes to Financial Statements

Capital California Short-Term Municipal Fund
Schedule of Investments April 30, 2010 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 65.49%
California - 65.49%
California State Dept. of Water Resources, Energy Resources Auth. Rev. Bonds, Series A, 5.125%, 05/01/19	$500	$549	3.95%
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	556	4.00
California Statewide Communities Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 07/01/16	500	557	4.01
California Statewide Communities Dev. Auth., Misc. Rev. Bonds:
4.00%, 06/15/13	240	254	1.83
5.00%, 06/15/13	220	240	1.73
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 5.00%, 05/15/16	445	508	3.66
City of Long Beach, Port., Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/13	160	178	1.28
Irvine Ranch Water Dist., Certs. of Part. Water Rev. Ref. Bonds, 5.00%, 03/01/13	200	222	1.60
Los Angeles Unified School Dist., G.O. School Imps. Property Tax Bonds, Series A, 5.00%, 01/01/28	250	281	2.02
Los Angeles Unified School Dist., G.O. School Imps. Property Tax Bonds, Series D, 5.625%, 07/01/18	1,000	1,009	7.27
Los Angeles Unified School Dist., G.O. School Imps. Property Tax Bonds, Series KY, 5.00%, 07/01/16	500	566	4.08
San Diego County Water Auth., Certs. of Part. Water Rev. Ref. Bonds, Series 2008 A, 5.00%, 05/01/14	500	564	4.06
San Diego Public Facs. Fncg. Auth., Solid Waste Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	500	552	3.98
San Jose Redevelopment Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	306	2.20
State of California, G.O. Property Tax Ref. Bonds, 5.00%, 06/01/15	200	223	1.61
State of California, G.O. Public Imps. General Fund Bonds, 5.00%, 04/01/13	300	328	2.36
State of California, G.O. Public Imps. Property Tax Bonds, 5.30%, 04/01/29	695	801	5.77
State of California, G.O. Sales Tax Preref. Rev. Bonds, Series A, 5.00%, 07/01/15	500	573	4.13
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/14	500	566	4.08
State of California, G.O. Sales Tax Rev. Bonds, Series B, 5.00%, 07/01/23	250	260	1.87

		9,093	65.49

Total bonds & notes (cost: $ 9,064)		9,093	65.49

Short-term securities - 4.16%
State Street Institutional Investment Trust Money Market Fund, 0.11%, 01/01/50	577	577	4.16

Total short-term securities (cost: $ 577)		577	4.16

Total investment securities (cost: $9,641)		9,670	69.65
Other assets less liabilities		4,213	30.35

Net assets		$13,883	100.00%

Key to abbreviations
Agcy.	= Agency
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
Dept.	= Department
Dev.	= Development
Dist.	= District
Facs.	= Facilities
Fncg.	= Financing
G.O.	= General Obligation
Imps.	= Improvements
Misc.	= Miscellaneous
Ref.	= Refunding
Rev.	= Revenue

See Notes to Financial Statements

Capital Core Bond Fund
Schedule of Investments April 30, 2010 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 86.52%
U.S. government & government agency bonds & notes - 45.82%
Fannie Mae:
1.25%, 04/27/12	$2,000	$2,000	1.33%
1.75%, 05/07/13	2,000	2,002	1.33
Fannie Mae, TBA, 4.50%, 03/31/12	3,070	3,279	2.18
Federal Home Loan Bank, 1.75%, 08/22/12	3,000	3,029	2.01
Freddie Mac, 4.75%, 01/19/16	2,000	2,181	1.45
U.S. Treasury Bond:
7.25%, 05/15/16	2,630	3,285	2.18
8.75%, 05/15/17	2,000	2,724	1.81
4.625%, 02/15/40	2,085	2,118	1.40
U.S. Treasury Inflation Indexed Bonds:
2.00%, 01/15/14	1,466	1,570	1.04
2.375%, 01/15/17	1,612	1,774	1.18
U.S. Treasury Note:
4.125%, 08/15/10	3,000	3,034	2.01
1.125%, 12/15/11	1,960	1,971	1.31
4.875%, 02/15/12	6,000	6,429	4.26
3.875%, 02/15/13	5,000	5,346	3.55
3.625%, 05/15/13	3,000	3,190	2.12
1.50%, 12/31/13	3,500	3,457	2.29
2.375%, 09/30/14	10,000	10,072	6.68
2.25%, 01/31/15	3,300	3,288	2.18
2.625%, 02/29/16	5,000	4,961	3.29
3.625%, 02/15/20	3,350	3,340	2.22

Total U.S. government & government agency bonds & notes		69,050	45.82

Mortgage-backed obligations - 27.15%
Federal agency mortgage-backed obligations - 25.60%
Fannie Mae:
4.50%, 03/01/20	1,997	2,100	1.39
4.00%, 05/01/20	2,000	2,083	1.38
4.00%, 04/01/25	5,000	5,093	3.38
Fannie Mae, TBA:
4.00%, 05/10	2,000	2,034	1.35
5.50%, 05/10	8,800	9,269	6.15
6.00%, 05/10	9,000	9,609	6.38
Freddie Mac, TBA:
4.50%, 05/10	1,500	1,559	1.03
5.00%, 05/10	1,300	1,347.89
5.50%, 05/10	1,750	1,848	1.23
6.00%, 05/10	1,500	1,606	1.07
Ginnie Mae, 4.50%, 10/20/39	1,998	2,028	1.35

		38,576	25.60

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Commercial mortgage-backed securities - 1.55%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.617%, 10/15/48	$500	$514.34%
JP Morgan Chase Commercial Mortgage Securities Corp., 6.0642%, 04/15/451	500	524.35
Wachovia Bank Commercial Mortgage Trust, 5.4448%, 12/15/441	1,250	1,305.86

		2,343	1.55

Total mortgage-backed obligations		40,919	27.15

Corporate bonds & notes - 11.96%
Banks - 2.11%
BNP Paribas, 0.6949%, 04/08/131	325	325.22
JP Morgan Chase & Co.:
3.70%, 01/20/15	350	357.24
6.00%, 01/15/18	325	350.23
Morgan Stanley, 2.25%, 03/13/12	640	655.43
Northern Trust Corp., 4.625%, 05/01/14	300	321.21
The Goldman Sachs Group Inc., 3.25%, 06/15/12	500	522.35
UBS AG, 5.875%, 12/20/17	300	317.21
Wells Fargo & Co., 3.75%, 10/01/14	325	332.22

		3,179	2.11

Telecommunications - 1.09%
AT&T Inc., 4.95%, 01/15/13	300	324.22
Cisco Systems Inc., 4.45%, 01/15/20	325	329.22
France Telecom SA, 4.375%, 07/08/14	300	321.21
Vodafone Group PLC:
5.00%, 09/15/15	300	320.21
5.625%, 02/27/17	325	350.23

		1,644	1.09

Electric - 1.07%
Consumers Energy Co., 5.65%, 09/15/18	300	324.21
Duke Energy Carolinas LLC, 5.30%, 10/01/15	300	334.22
Duke Energy Ohio Inc., 2.10%, 06/15/13	300	301.20
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	325.22
Pacific Gas & Electric Co., 4.20%, 03/01/11	325	334.22

		1,618	1.07

Beverages - 0.92%
Coca-Cola Co.:
3.625%, 03/15/14	320	336.22
4.875%, 03/15/19	350	372.25
Diageo Capital PLC:
7.375%, 01/15/14	300	351.23
5.75%, 10/23/17	300	333.22

		1,392.92

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Pharmaceuticals - 0.85%
AstraZeneca PLC, 5.90%, 09/15/17	$300	$340.23%
Novartis Capital Corp.:
4.125%, 02/10/14	300	320.21
2.90%, 04/24/15	300	302.20
Pfizer Inc., 4.45%, 03/15/12	300	317.21

		1,279.85

Retail - 0.75%
Lowes Cos. Inc., 4.625%, 04/15/20	705	722.48
Target Corp.:
6.00%, 01/15/18	350	401.27

		1,123.75

Diversified financial services - 0.67%
BP Capital Markets PLC, 3.125%, 03/10/12	325	337.23
General Electric Capital Corp., 2.20%, 06/08/12	650	664.44

		1,001.67

Aerospace/defense - 0.64%
Northrop Grumman Systems Corp., 7.75%, 03/01/16	250	305.20
Raytheon Co.:
5.375%, 04/01/13	300	329.22
4.40%, 02/15/20	325	329.22

		963.64

REITS - 0.63%
ProLogis, 7.625%, 08/15/14	300	331.22
Simon Property Group LP:
4.20%, 02/01/15	300	305.20
5.25%, 12/01/16	300	311.21

		947.63

Computers - 0.52%
Hewlett-Packard Co., 5.50%, 03/01/18	350	389.26
International Business Machines Corp., 5.70%, 09/14/17	350	394.26

		783.52

Media - 0.46%
Comcast Corp., 5.875%, 02/15/18	310	334.22
NBC Universal Inc. Series, 5.15%, 04/30/202	350	354.24

		688.46

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Insurance - 0.43%
Berkshire Hathaway Inc., 0.68%, 02/11/131	$650	$652.43%

		652.43

Pipelines - 0.31%
Kinder Morgan Energy Partners LP:
5.125%, 11/15/14	200	216.14
9.00%, 02/01/19	200	256.17

		472.31

Transportation - 0.25%
Burlington Northern Santa Fe LLC, 7.00%, 02/01/14	325	374.25

		374.25

Cosmetics/personal care - 0.23%
Procter & Gamble Co., 4.60%, 01/15/14	325	352.23

		352.23

Healthcare-services - 0.22%
WellPoint Inc., 7.00%, 02/15/19	290	334.22

		334.22

Biotechnology - 0.22%
Biogen Idec Inc., 6.00%, 03/01/13	300	327.22

		327.22

Miscellaneous manufacturing - 0.21%
Honeywell International Inc., 3.875%, 02/15/14	300	317.21

		317.21
Food - 0.19%
The Kroger Co., 7.50%, 01/15/14	250	291.19

		291.19

Oil & gas - 0.19%
Devon Energy Corp., 6.30%, 01/15/19	250	286.19

		286.19

Total corporate bonds & notes		18,022	11.96

Municipals - 0.94%
State of California, 5.75%, 03/01/17	325	340.23
State of Illinois:
4.422%, 04/01/15	300	305.20
5.947%, 04/01/22	750	769.51

Total municipals		1,414.94

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Government & government agency bonds & notes outside the U.S. - 0.65%
European Investment Bank, 3.125%, 06/04/14	$960	$990.65%

Total government & government agency bonds & notes outside the U.S.		990.65

Total bonds & notes (cost: $ 129,753)		130,395	86.52

Short-term securities - 32.90%
Coca-Cola Co., 0.01%, 08/23/10	1,900	1,898	1.26
Credit Agricole North America Inc., 0.21%, 05/13/10	3,000	3,000	1.99
Deutsche Bk Finl LLC, 0.01%, 05/03/10	3,000	3,000	1.99
Freddie Mac Discount Note:
0.00%, 05/18/103	6,434	6,433	4.27
0.16%, 06/24/103	9,400	9,398	6.24
GDF Suez, 0.01%, 05/24/10	2,777	2,776	1.84
Park Avenue Receivables Corp., 0.22%, 05/11/10	1,300	1,300.86
Procter + Gamble International Funding, 0.01%, 05/27/10	1,460	1,460.97
Straight-A Funding LLC, 0.01%, 05/13/10	3,500	3,500	2.32
U.S. Treasury Bill, 0.148%, 06/10/103	10,000	9,998	6.64
Wal-Mart Stores Inc., 0.18%, 05/18/10	3,000	3,000	1.99
World Bank Discount Notes, 0.26%, 05/14/103	3,500	3,500	2.32
State Street Institutional Investment Trust Treasury Money Market Fund, 0.02%, 01/01/50	316	316.21

Total short-term securities (cost: $ 49,579)		49,579	32.90

Total investment securities (cost: $179,332)		179,974	119.42
Other assets less liabilities		(29,266)	(19.42)

Net assets		$150,708	100.00%

1			Indicates a variable rate security. The interest rate shown reflects the rate in effect at April 30, 2010.
2
Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers.  At 4/30/10, the aggregate market value of these securities amounted to $354,085 representing 0.23 % of net assets of which $354,085 have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

3			Zero coupon bond, interest rate represents current yield to maturity.

Key to abbreviations
TBA	= To be announced

See Notes to Financial Statements

Capital Private Client Services Funds
Statements of assets and liabilities
at April 30, 2010 (unaudited)			(dollars and shares in thousands) (except per share amounts)

	Capital Core Municipal Fund		Capital Short-Term Municipal Fund

Assets:
Investment securities, at value (cost: $79,966 and $22,357, respectively)	$80,434		$22,431
Short-term investments, at value (cost: $62,090 and $11,692, respectively)	62,090		11,692
Cash	9,145		11,822
Receivables for:
Sales of fund's shares	4,343		6,336
Interest	613		112
Receivable from investment adviser	4		3
Total assets	156,629		52,396

Liabilities:
Payables for:
Purchases of investments	22,387		8,750
Repurchases of fund's shares	97		—	1
Investment advisory services	20		6
Administrative and accounting services	3		1
Trustees' compensation	—	1	—	1
Other	5		3
Total liabilities	22,512		8,760
Net assets at April 30, 2010:	$134,117		$43,636

Net assets consist of:
Capital paid in on shares of beneficial interest	$133,648		$43,562
Undistributed net investment income	1		—	1
Net unrealized appreciation	468		74
Net assets at April 30, 2010:	$134,117		$43,636

Shares outstanding:	13,362		4,355

Net asset value per share:	$10.04		$10.02

1 Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Private Client Services Funds
Statements of assets and liabilities
at April 30, 2010 (unaudited)			(dollars and shares in thousands) (except per share amounts)

	Capital California Core Municipal Fund		Capital California Short-Term Municipal Fund

Assets:
Investment securities, at value (cost: $35,798 and $9,064, respectively)	$35,996		$9,093
Short-term investments, at value (cost: $22,534 and $577, respectively)	22,534		577
Cash	11,959		6,861
Receivables for:
Sales of fund's shares	3,625		2
Interest	413		85
Receivable from investment adviser	3		3
Total assets	74,530		16,621

Liabilities:
Payables for:
Purchases of investments	7,509		2,732
Investment advisory services	9		2
Administrative and accounting services	1		—	1
Trustees' compensation	—	1	—	1
Other	3		4
Total liabilities	7,522		2,738
Net assets at April 30, 2010:	$67,008		$13,883

Net assets consist of:
Capital paid in on shares of beneficial interest	$66,809		$13,854
Undistributed net investment income	1		―	1
Net unrealized appreciation	198		29
Net assets at April 30, 2010:	$67,008		$13,883

Shares outstanding:	6,678		1,385

Net asset value per share:	$10.03		$10.02

1 Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Private Client Services Funds
Statement of assets and liabilities
at April 30, 2010 (unaudited)	(dollars and shares in thousands) (except per share amounts)

	Capital Core Bond Fund

Assets:
Investment securities, at value (cost: $129,753)	$130,395
Short-term investments, at value (cost: $49,579)	49,579
Cash	—
Receivables for:
Sales of investments	971
Sales of fund's shares	2,809
Interest	824
Receivable from investment adviser	4
Total assets	184,582

Liabilities:
Payables for:
Purchases of investments	33,842
Repurchases of fund's shares	2
Investment advisory services	23
Administrative and accounting services	3
Trustees' compensation	—	1
Other	4
Total liabilities	33,874
Net assets at April 30, 2010:	$150,708

Net assets consist of:
Capital paid in on shares of beneficial interest	$150,061
Accumulated net realized gain	5
Net unrealized appreciation	642
Net assets at April 30, 2010:	$150,708

Shares outstanding:	15,004

Net asset value per share:	$10.04

1 Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Private Client Services Funds
Statements of operations
for the period ended April 30, 20101(unaudited)	(dollars in thousands)

	Capital Core Municipal Fund		Capital Short-Term Municipal Fund

Investment income:
Income:
Interest	$53		$9

Fees and expenses:
Investment advisory services	20		6
Administrative and accounting services	3		1
Registration fees	2		—	2
Auditing and legal	2		2
Transfer agent services	1		1
Trustees' compensation	—	2	—	2
Total fees and expenses	28		10
Reimbursement of fees	(4)		(3)
Net fees and expenses	24		7
Net investment income	29		2

Net unrealized appreciation (depreciation) on investments:
Net unrealized appreciation on investments	468		74
Net unrealized appreciation on investments	468		74
Net increase in net assets resulting from operations	$497		$76

1 The Funds commenced operations on April 13, 2010.
2 Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Private Client Services Funds
Statements of operations
for the period ended April 30, 20101(unaudited)	(dollars in thousands)

	Capital California Core Municipal Fund		Capital California Short-Term Municipal Fund

Investment income:
Income:
Interest	$20		$3

Fees and expenses:
Investment advisory services	9		2
Administrative and accounting services	1		—	2
Registration fees	1		—	2
Auditing and legal	2		2
Transfer agent services	—	2	1
Trustees' compensation	—	2	—	2
Other	—	2	1
Total fees and expenses	13		6
Reimbursement of fees	(3)		(3)
Net fees and expenses	10		3
Net investment income	10		―	2

Net unrealized appreciation (depreciation) on investments:
Net unrealized appreciation on investments	198		29
Net unrealized appreciation on investments	198		29
Net increase in net assets resulting from operations	$208		$29

1 The Funds commenced operations on April 13, 2010.
2 Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Private Client Services Funds
Statement of operations
for the period ended April 30, 20101(unaudited)	(dollars in thousands)

	Capital Core Bond Fund

Investment income:
Income:
Interest	$90

Fees and expenses:
Investment advisory services	23
Administrative and accounting services	3
Registration fees	2
Auditing and legal	2
Transfer agent services	—	2
Trustees' compensation	—	2
Total fees and expenses	30
Reimbursement of fees	(4)
Net fees and expenses	26
Net investment income	64

Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
Net realized gain on investments	5
Net unrealized appreciation on investments	642
Net realized gain and unrealized appreciation on investments	647
Net increase in net assets resulting from operations	$711

1 The Fund commenced operations on April 13, 2010.
2 Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Private Client Services Funds
Statements of changes in net assets
for the period ended April 30, 20101(unaudited)	(dollars in thousands)

	Capital Core Municipal Fund	Capital Short-Term Municipal Fund

Operations:
Net investment income	$29	$2
Net unrealized appreciation on investments	468	74
Net increase in net assets resulting from operations	497	76

Dividends paid or accrued to shareholders from net investment income	(28)	(2)

Net capital share transactions	133,648	43,562

Total increase in net assets	134,117	43,636

Net assets:
Beginning of period	—	—
End of period (including undistributed net investment income: $1 and $—2, respectively)	$134,117	$43,636

1 The Funds commenced operations on April 13, 2010.
2 Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Private Client Services Funds
Statements of changes in net assets
for the period ended April 30, 20101(unaudited)	(dollars in thousands)

	Capital California Core Municipal Fund	Capital California Short-Term Municipal Fund

Operations:
Net investment income	$10	$	―	2
Net unrealized appreciation on investments	198		29
Net increase in net assets resulting from operations	208		29

Dividends paid or accrued to shareholders from net investment income	(9)		―	3

Net capital share transactions	66,809		13,854

Total increase in net assets	67,008		13,883

Net assets:
Beginning of period	—		—
End of period (including undistributed net investment income: $1 and $—2, respectively)	$67,008		$13,883

1 The Funds commenced operations on April 13, 2010.
2 Amount rounds to less than $1,000.
3 Amount rounds to less than $(1,000).

See Notes to Financial Statements

Capital Private Client Services Funds
Statements of changes in net assets
for the period ended April 30, 20101(unaudited)	(dollars in thousands)

Capital Core Bond Fund

Operations:
Net investment income	$64
Net realized gain on investments	5
Net unrealized appreciation on investments	642
Net increase in net assets resulting from operations	711

Dividends paid or accrued to shareholders from net investment income	(64)

Net capital share transactions	150,061

Total increase in net assets	150,708

Net assets:
Beginning of period	—
End of period (including undistributed net investment income: $—2)	$150,708

1 The Fund commenced operations on April 13, 2010.
2 Amount rounds to less than $1,000.

See Notes to Financial Statements

Capital Private Client Services Funds
Notes to financial statements (unaudited)

1.      Organization

Capital Private Client Services Funds (the “Trust”) was organized on October 22, 2009 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five different funds; Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund and Capital Core Bond Fund (each a “Fund,” collectively the “Funds”). On March 26, 2010, each Fund in the Trust obtained its initial capitalization of $100,000 from the sale of shares of beneficial interest to Capital Group International, Inc., the parent company of the Funds’ investment adviser. Operations commenced on April 13, 2010, upon the initial purchase of investment securities. The Trust’s fiscal year ends on October 31. Each Fund offers one class of shares.

Capital Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital.  Capital Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax.  Capital California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital.  Capital California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes.  Capital Core Bond Fund seeks to provide current income and to preserve capital.

2.      Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Security transactions and related investment income – Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared and paid monthly after the determination of each Fund’s net investment income. Distributions paid to shareholders are recorded on the ex-dividend date.

3.      Valuation

The Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Funds’ Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The Funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds’ determinations of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of April 30, 2010 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Core Municipal Fund
Long-term investments
Bonds & Notes	$–	$80,434	$–	$80,434
Short-term investments	–	62,090	–	62,090
Total Investments	$–	$142,524	$–	$142,524

Capital Short-Term Municipal Fund
Long-term investments
Bonds & Notes	$–	$22,431	$–	$22,431
Short-term investments	–	11,692	–	11,692
Total Investments	$–	$34,123	$–	$34,123

Capital California Core Municipal Fund
Long-term investments
Bonds & Notes	$–	$35,996	$–	$35,996
Short-term investments	–	22,534	–	22,534
Total Investments	$–	$58,530	$–	$58,530

Capital California Short-Term Municipal Fund
Long-term investments
Bonds & Notes	$–	$9,093	$–	$9,093
Short-term investments	–	577	–	577
Total Investments	$–	$9,670	$–	$9,670

Capital Core Bond Fund
Long-term investments
Bonds & Notes	$–	$130,395	$–	$130,395
Short-term investments	–	49,579	–	49,579
Total Investments	$–	$179,974	$–	$179,974

4.      Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, the securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the Funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the Fund to experience a loss and may affect its share price.

Because the Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund invest in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California than comparable municipal bond mutual funds that do not concentrate in a single state.  For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

The following additional risk factors are applicable to Capital Core Bond Fund:

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The Fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the Fund’s income. Conversely, if interest rates increase, homeowners may not make prepayments to the extent expected, resulting in an extension of the term of the security backed by such mortgages.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals.

5.      Taxation and distributions

Federal income taxation – The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund and Capital California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

6.      Fees and transactions with related parties

Capital Guardian Trust Company (“CGTC”) serves as investment adviser to the Funds and other funds.  CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through April 11, 2011, to limit the Funds’ total annual fund operating expenses to the following rates:

Fund	Expense Limitation
Capital Core Municipal Fund	0.40%
Capital Short-Term Municipal Fund	0.40%
Capital California Core Municipal Fund	0.40%
Capital California Short-Term Municipal Fund	0.40%
Capital Core Bond Fund	0.40%

CGTC does not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Funds.

Investment advisory services –The Investment Advisory and Service Agreement with CGTC provides for monthly fees accrued daily. The fee for each Fund is 0.35% of the average daily net assets of the Fund.

Distribution services – American Funds Distributors,® Inc. (the "Distributor") is the principal underwriter of each Fund's shares. The Distributor does not receive any compensation related to the sale of shares of the Funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or directors received any compensation directly from the Trust.

7.      Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of dividends and distributions		Repurchases		Net increase
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Capital Core Municipal Fund*	$ 135,629	13,560	$ 12	1	$ (1,993)	(199)	$ 133,648	13,362
Capital Short-Term Municipal Fund*	43,654	4,364	2	01	(94)	(9)	43,562	4,355
Capital California Core Municipal Fund*	67,223	6,720	4	01	(418)	(42)	66,809	6,678
Capital California Short-Term Municipal Fund*	14,579	1,458	01	01	(725)	(73)	13,854	1,385
Capital Core Bond Fund*	153,652	15,363	45	5	(3,636)	(364)	150,061	15,004

*Commencement of operations was 4/13/10.
1 Amount rounds to less than 1,000.

8.      Investment transactions

The Funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the period ended April 30, 2010 as follows (dollars in thousands):

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	Investments	U.S. Government Agency Obligations	Investments	U.S. Government Agency Obligations
Capital Core Municipal Fund	$79,988	$–	$–	$–
Capital Short-Term Municipal Fund	22,363	–	–	–
Capital California Core Municipal Fund	35,807	–	–	–
Capital California Short-Term Municipal Fund	9,067	–	–	–
Capital Core Bond Fund	23,593	108,559	958	1,406

Capital Private Client Services Funds
Financial highlights
for the period ended April 30, 20101(unaudited)
(for a share outstanding throughout each period)

		Capital Core Municipal Fund	Capital Short-Term Municipal Fund

Selected per share data:

Net asset value, beginning of period		$10.00	$10.00

Income from investment operations:
	Net investment income2,3	0.00	0.00
	Net realized and unrealized gains on securities	0.04	0.02
	Total from investment operations	0.04	0.02

Dividends (from net investment income)4:		(0.00)	(0.00)

Net asset value, end of period		$10.04	$10.02

Total return5		0.42%	0.21%

Net assets, end of period (in millions)		$134	$44

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement6	0.47%	0.57%
	Ratio of expenses to average net assets after reimbursement5,6	0.40%	0.40%
	Ratio of net investment income to average net assets5,6	0.50%	0.14%

	Portfolio turnover rate	0%	0%

1	The Funds commenced operations on April 13, 2010.
2	Based on average shares outstanding.
3	This amount represents less than $0.01 per share.
4	This amount represents less than $(0.01) per share.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.

See Notes to Financial Statements

Capital Private Client Services Funds
Financial highlights
for the period ended April 30, 20101(unaudited)
(for a share outstanding throughout each period)

		Capital California Core Municipal Fund	Capital California Short-Term Municipal Fund

Selected per share data:

Net asset value, beginning of period		$10.00	$10.00

Income from investment operations:
	Net investment income2,3	0.00	0.00
	Net realized and unrealized gains on securities	0.03	0.02
	Total from investment operations	0.03	0.02

Dividends (from net investment income)4:		(0.00)	(0.00)

Net asset value, end of period		$10.03	$10.02

Total return5		0.31%	0.20%

Net assets, end of period (in millions)		$67	$14

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement6	0.52%	0.80%
	Ratio of expenses to average net assets after reimbursement5,6	0.40%	0.40%
	Ratio of net investment income to average net assets5,6	0.35%	0.07%

	Portfolio turnover rate	0%	0%

1	The Funds commenced operations on April 13, 2010.
2	Based on average shares outstanding.
3	This amount represents less than $0.01 per share.
4	This amount represents less than $(0.01) per share.
5	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6	Annualized.

See Notes to Financial Statements

Capital Private Client Services Funds
Financial highlights
for the period ended April 30, 20101(unaudited)
(for a share outstanding throughout each period)

Capital Core Bond Fund

Selected per share data:

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income2, 3	0.00
Net realized and unrealized gains on securities	0.04
Total from investment operations	0.04

Dividends (from net investment income)4:	(0.00)

Net asset value, end of period	$10.04

Total return5	0.44%

Net assets, end of period (in millions)	$151

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement6	0.47%
Ratio of expenses to average net assets after reimbursement5,6	0.40%
Ratio of net investment income to average net assets5,6	0.99%

Portfolio turnover rate	2%

1 The Fund commenced operations on April 13, 2010.
2 Based on average shares outstanding.
3 This amount represents less than $0.01 per share.
4 This amount represents less than $(0.01) per share.
5 Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
6 Annualized.

See Notes to Financial Statements

Capital Private Client Services Funds
Expense example (unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 13, 2010 through April 30, 2010).

Actual expenses:
The first line of each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the Funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
Shareholders of the Funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 4/13/2010	Ending account value 4/30/2010	Expenses paid during period*	Annualized expense ratio
Capital Core Municipal Fund actual return	$ 1,000.00	$ 1,004.22	$ 0.20	.40%
assumed 5% return	1,000.00	1,002.27	0.20	.40%
Capital Short-Term Municipal Fund actual return	1,000.00	1,002.06	0.20	.40%
assumed 5% return	1,000.00	1,002.27	0.20	.40%
Capital California Core Municipal Fund actual return	1,000.00	1,003.14	0.20	.40%
assumed 5% return	1,000.00	1,002.27	0.20	.40%
Capital California Short-Term Municipal Fund actual return	1,000.00	1,002.03	0.20	.40%
assumed 5% return	1,000.00	1,002.27	0.20	.40%
Capital Core Bond Fund actual return	1,000.00	1,004.43	0.20	.40%
assumed 5% return	1,000.00	1,002.27	0.20	.40%

*
Commencement of operations was April 13, 2010.  Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 18/365 (to reflect the period).

Capital Private Client Services Funds
Approval of investment advisory and service agreement

The Funds’ Board of Trustees (the “Board”) has approved the Funds’ Investment Advisory and Service Agreement (the “Agreement”) with Capital Guardian Trust Company (“CGTC”) for an initial two-year term through April 1, 2012. The Board approved the Agreement following the recommendation of the Funds’ Contracts Committee (the “Committee”), which is composed of all of the Funds’ independent board members. The Board and the Committee determined that the Funds’ advisory fee structure was fair and reasonable in relation to the services provided and that approving the Agreement was in the best interests of the Funds and their shareholders.

In reaching this decision, the Board and the Committee took into account various information furnished to them by CGTC in connection with their review of the Agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The Board and the Committee considered the depth and quality of CGTC’s investment management process, including its research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; the ongoing evolution of CGTC’s organizational structure designed to maintain and strengthen these qualities; and the impact of current market conditions on CGTC. The Board and the Committee also considered the nature, extent and quality of administrative, compliance and shareholder services proposed to be provided by CGTC to the Funds under the Agreement and other agreements. The Board and the Committee concluded that the nature, extent and quality of the services proposed to be provided by CGTC should benefit the Funds and their shareholders.

2. Investment results

The Board and the Committee considered the manner in which CGTC proposed to manage the Funds to achieve their investment objectives, the proposed investment policies and restrictions of the Funds and CGTC’s experience in managing accounts similar to the Funds. The Board and the Committee also noted that CGTC’s Capital Group Private Client Services division had provided satisfactory long-term results to its clients in the past. In light of these facts, the Board and the Committee concluded that CGTC’s management should benefit the Funds and their shareholders.

3. Advisory fees and total expenses

The Board and the Committee reviewed the proposed advisory fees and projected total expenses of the Funds (each as a percentage of average net assets) and compared the advisory fees and total expense levels of the Funds to those of relevant American Funds with similar investment objectives, strategies and investment personnel. The Board and the Committee observed that the Funds’ proposed advisory fees would be at or below the advisory fees of the comparable American Funds. The Board and the Committee also noted that CGTC proposed to cap each Fund’s total expenses at .40% of average daily net assets through at least the first year of operations.

The Board and the Committee noted that, although the fees paid by CGTC clients with separately managed accounts generally were lower than those to be paid by the Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the Funds and separately managed accounts. The Board and the Committee concluded that the Funds’ cost structure was fair and reasonable in relation to the services to be provided, and that the shareholders should receive reasonable value in return for the advisory fees and other amounts paid to CGTC by the Funds.

4. Ancillary benefits

The Board and the Committee considered a variety of other benefits that would be received by CGTC and its affiliates as a result of CGTC’s relationship with the Funds, including fees for administrative services paid to CGTC’s Capital Group Private Client Services division and possible ancillary benefits to CGTC and its affiliates. The Board and the Committee reviewed CGTC’s portfolio trading practices, noting that while CGTC would receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it would not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The Board and the Committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts to be paid to CGTC by the Funds.

Capital Private Client Services Funds

Offices of the funds and of the investment adviser Capital Guardian Trust Company 6455 Irvine Center Drive Irvine, CA 92618 333 South Hope Street Los Angeles, CA 90071-1406	Transfer agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111
Custodian of assets State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Counsel Bingham McCutchen LLP 355 South Grand Avenue, Suite 4400 Los Angeles, CA 90071-3106
Fund accounting and administration State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Principal underwriter American Funds Distributors, Inc. 333 South Hope Street Los Angeles, CA 90071-1406
Independent registered public accounting firm Deloitte & Touche LLP 695 Town Center Drive Costa Mesa, CA 92626

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Private Client Services Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 866-421-2166 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Private Client Services Funds which describe how we vote proxies relating to portfolio securities is available upon request by calling Capital Group Private Client Services at 866-421-2166. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 866-421-2166.

Capital Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 866-421-2166.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

By /s/ Michael D. Beckman
Michael D. Beckman, President and Principal Executive Officer

Date: July 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael D. Beckman
Michael D. Beckman, President and Principal Executive Officer

Date: July 8, 2010

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: July 8, 2010